Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Share Based Payment Reserve (Options)	Share Based Payment Reserve (warrants)	Merger Reserve	Treasury Shares	Retained Earnings	Shares to be issued Reserve	Translation Reserve	Total
Balance at Dec. 31, 2020	$ 97		$ 8,624	$ 697	$ 118,697		$ (84,646)	$ 13,503	$ 5,414	$ 62,386
Issue of share capital	2	759								761
Share based payment charge (options)			5,173							5,173
Shares issued in lieu of cash realization bonus	3	14,837						13,503	(482)	855
Total transactions with owners	5	15,596	5,173					13,503	(482)	6,789
Comprehensive loss
Loss for the period							23,417			(23,417)
Translation									(4,478)	(4,478)
Total comprehensive loss							23,417		(4,478)	27,895
Balance at Dec. 31, 2021	102	15,596	13,797	697	118,697		(108,063)		454	41,280
Treasury Shares						(1,320)				(1,320)
Options forfeited/cancelled in the year			(3,221)							(3,221)
Reclass of FV for options forfeited/Cancelled			(7,197)				7,197
Share based payment charge (options)			1,811							1,811
Total transactions with owners			(8,607)				7,197			(1,410)
Comprehensive loss
Loss for the period							(15,397)			(15,397)
Translation									(3,582)	(3,582)
Total comprehensive loss							(15,397)		(3,582)	(18,979)
Balance at Dec. 31, 2022	$ 102	$ 15,596	$ 5,190	$ 697	$ 118,697	$ (1,320)	$ (116,263)		$ (3,128)	$ 19,571